SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - North America 401(k) Savings Plan	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Note receivable, minimum borrowing amount	$ 500
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Loan term	5 years
Maximum number of loans at any time | loan	2
Allowance for credit losses	$ 0	$ 0